Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 20,235,227	$ 6,930,639
Restricted cash	100,764
Trade receivables	5,630,805	5,400,186
Other receivables		817,564
Other current assets	1,665,571	1,743,008
Withholding taxes receivable, net	607,221	757,024
Inventories	506,403	5,105,770
Amount due from related parties	2,172,638	14,508,873
Assets held for sale	201,963
Total current assets	31,120,592	35,263,064
Non-current assets:
Restricted cash	1,608,762	1,300,005
Property, plant and equipment	4,043,725	8,066,761
Right-of-use assets	2,688,208	4,171,409
Intangible assets, net	2,836,250	5,793,143
Goodwill	411,862	2,679,445
Withholding taxes receivable, net	1,617,625	1,934,072
Deferred tax assets, net	1,085,477	1,511,753
Other non-current assets	402,447	447,322
Total non-current assets	14,694,356	25,903,910
Total assets	45,814,948	61,166,974
Current liabilities:
Trade and other payables	3,016,850	2,633,995
Borrowings	337,241	3,181,616
Borrowing from a related party	3,104,149	3,148,500
Current portion of operating lease liabilities	1,239,066	1,774,192
Current portion of finance lease liabilities, net	108,597	398,136
Other current liabilities	3,171,643	2,477,369
Amount due to related parties	2,898,506	3,868,691
Convertible note payable		1,730,267
Liabilities directly associated with the assets held for sale	130,876
Total current liabilities	14,006,928	19,212,766
Non-current liabilities:
Borrowings	44,410	13,899,818
Operating lease liabilities	1,455,857	2,340,075
Borrowings from related parties		1,455,649
Finance lease liabilities, net	218,996	233,550
Other non-current liabilities		43,200
Provision for employee benefits	4,935,982	4,849,614
Total non-current liabilities	6,655,245	22,821,906
Total liabilities	20,662,173	42,034,672
Equity
Ordinary shares – par value $0.12 authorized 300,000,000 shares, issued and outstanding 9,830,373 shares at December 31, 2023; par value $0.12* authorized 7,500,000 shares, issued and outstanding 1,618,977* shares at December 31, 2022	1,179,680	194,313
Subscription receivable	(50,000)	(50,000)
Additional paid in capital	80,983,164	46,231,302
Legal reserve	223,500	223,500
Warrants reserve	251,036	251,036
Accumulated deficit	(58,340,675)	(28,769,014)
Accumulated other comprehensive income	985,120	1,112,494
Capital & reserves attributable to equity holders of the Company	25,231,825	19,193,631
Non-controlling interests	(79,050)	(61,329)
Total equity	25,152,775	19,132,302
Total liabilities and equity	$ 45,814,948	$ 61,166,974